Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Human Capital and Compensation Committee (or CEO, with respect to non-executive
awards for which grant authority has been delegated to him) has historically granted such awards on a predetermined annual schedule.
Annual awards to our employees are granted in the first quarter of each fiscal year. Executive awards are approved by the Human Capital and Compensation Committee at a regularly scheduled meeting, unless otherwise determined by the Human Capital and Compensation Committee.
Non-executive
awards are generally approved by our CEO pursuant to his delegation of authority from the Human Capital and Compensation Committee.
In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. These awards are generally approved at the regularly-scheduled quarterly meetings of the Human Capital and Compensation Committee.
For all stock option awards, the exercise price is the closing price of our common stock on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the last trading day preceding the date of grant. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	For all stock option awards, the exercise price is the closing price of our common stock on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the last trading day preceding the date of grant. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Human Capital and Compensation Committee (or CEO, with respect to non-executive
awards for which grant authority has been delegated to him) has historically granted such awards on a predetermined annual schedule.

MNPI Disclosure Timed for Compensation Value	false